Hartford Multifactor Emerging Markets ETF Investment Risks - Hartford Multifactor Emerging Markets ETF	Jul. 31, 2025
Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Tracking Risk – While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.
Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investments Risk – Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation and oversight, less extensive and less frequent accounting, financial, auditing and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. In addition, the imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments may also result in losses. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk – The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Regional Country Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regional/Country Focus Risk – To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. To the extent the Fund invests a significant portion of its assets in a particular economic region, such as Europe or Asia, the Fund will be more exposed to the economic and other risks associated with that region.
Passive Strategy Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy/Index Risk – The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Index Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Related Risk – The Fund seeks to achieve a return that corresponds generally to the total return performance, before fees and expenses, of the Index as published by Lattice. There is no assurance that Lattice will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While Lattice does provide descriptions of what the Index is designed to achieve, Lattice does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in respect of the Index it publishes, and does not guarantee that the Index will be in line with Lattice’s described index methodology. The mandate of the Adviser and sub-adviser, as described in this prospectus, is to manage the Fund consistently with its respective Index. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time or at all, particularly where an index is less commonly used. Therefore, gains, losses or costs associated with the Index’s errors will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that any gains from Index errors will be kept by the Fund and its shareholders and any losses will be borne by the Fund and its shareholders. Apart from scheduled rebalances, Lattice may also carry out additional ad hoc rebalances to the Index in order, for example, to correct an error in the selection of index constituents. Where the Fund’s Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with its Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Errors and unscheduled rebalances to the Index may also expose the Fund to tracking error risk, which is the risk that its returns may not track exactly those of the Fund’s Index. Therefore, errors and additional ad hoc rebalances carried out by Lattice with respect to the Index may increase the costs and market exposure risk of the Fund. Unusual market conditions may cause Lattice to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk – Although the Fund generally will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, to the extent that the Index is concentrated in a particular industry, the Fund will concentrate its investments to approximately the same degree as its Index. If the Fund focuses its investments in a specific industry or group of industries, the Fund is subject to the risk that (1) its performance will be closely tied to the performance of those particular industries; (2) its performance will be adversely impacted when such industries experience a downturn; and (3) it will perform poorly during a slump in demand for securities of companies in such industries. As a result, the Fund may be subject to increased price volatility and may be more susceptible to adverse developments in an industry than a fund that does not focus its investments in any industry.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Price Risk – The net asset value (“NAV”) of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on the exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. In addition, because liquidity in certain underlying portfolio securities may fluctuate over time, shares of the Fund may, at times, trade at a larger than normal premium or discount to NAV. In addition, to the extent certain of the Fund’s portfolio securities are trading on days or at times the Fund’s shares are not trading, bid-ask spreads and the resulting premium or discount to the NAV of the Fund’s shares may widen. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the investment adviser nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk – Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants on an agency basis (i.e., on behalf of other market participants), and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk – The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.